Fair value measurement - Additional Information (Detail)	12 Months Ended
Jun. 30, 2024
Bottom of range [member]
Disclosure of fair value measurement of assets [line items]
Milestone payment discount rate	0.00%
Top of range [member]
Disclosure of fair value measurement of assets [line items]
Milestone payment discount rate	100.00%